Other Long-Term Assets - Narrative (Details)	12 Months Ended
	Dec. 31, 2019 CAD ($) bbl	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2013	Jun. 01, 2018
Disclosure of joint ventures [line items]
North West Redwater Partnership subordinated debt	$ 652,000,000	$ 591,000,000
Prepaid cost of service toll	130,000,000	62,000,000
Borrowings	20,982,000,000	20,623,000,000
Net earnings	5,416,000,000	2,591,000,000	$ 2,397,000,000
Non-revolving term credit facility maturing February 2021
Disclosure of joint ventures [line items]
Maximum credit facility	$ 750,000,000
North West Redwater Partnership
Disclosure of joint ventures [line items]
Company's voting percent interest in joint venture	50.00%
Processing agreement, barrels of bitumen feedstock per day | bbl	50,000
Processing agreement, barrels of bitumen feedstock per date for the Company | bbl	12,500
Processing agreement, barrels of bitumen feedstock per date for others | bbl	37,500
Company's ownership interest in joint venture	50.00%			50.00%
Subordinated debt interest rate variable				6.00%
Debt to equity ratio				400.00%
Subordinated debt contributed before accrued interest	$ 439,000,000
Accrued interest	213,000,000
North West Redwater Partnership subordinated debt	$ 652,000,000
Percent of pro rata share of debt company has committed paying to joint venture	25.00%				25.00%
Term of commitment to joint venture	30 years
Net earnings	$ (346,000,000)	(5,000,000)
Recognized share of losses of joint ventures	287,000,000
Investments in joint ventures	0
Unrecognised share of losses of joint ventures	$ 59,000,000	0
North West Redwater Partnership
Disclosure of joint ventures [line items]
Processing agreement, barrels of bitumen feedstock per day | bbl	50,000
Processing agreement term	30 years
Facility capital cost budget for the Project	$ 10,000,000,000
Net earnings	(692,000,000)	$ (10,000,000)
North West Redwater Partnership | Syndicated credit facility
Disclosure of joint ventures [line items]
Maximum credit facility	3,500,000,000
Borrowings	2,715,000,000
North West Redwater Partnership | Non-revolving term credit facility maturing February 2021
Disclosure of joint ventures [line items]
Maximum credit facility	1,500,000,000
Major Borrowings Transactions | North West Redwater Partnership | Syndicated credit facility
Disclosure of joint ventures [line items]
Maximum credit facility	$ 2,000,000,000